SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Allowance for doubtful accounts
Accumulated deficit	$ (65,559)	$ (71,837)
Loan receivables
Allowance for loan losses recorded	$ 1,441	1,464	$ 0
Lessee, Operating Lease, Description
Remaining lease term	1 year
Lessee, Operating Lease, Option to Extend	expense
Impairment of long-lived assets with definite lives
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	$ 0	428	0
Impairment losses on intangible assets with definite lives	0	1,720	79
Impairment of goodwill and indefinite-lived intangible assets
Impairment loss on goodwill	4,559	8,454	337
Impairment loss for indefinite-lived intangible assets	0
Long-term investments
Impairment losses on equity method investments	0	1,819	0
Impairment losses on its available-for-sale debt securities	$ 0	$ 613	0
Minimum
Long-term investments
Voting stock, percentage	20.00%
Maximum
Long-term investments
Voting stock, percentage	50.00%
Cumulative effect adjustment
Allowance for doubtful accounts
Accumulated deficit			$ (412)
Cumulative effect adjustment | ASU 2016-13
Allowance for doubtful accounts
Accumulated deficit				$ 412
Buildings
Property, plant and equipment, net
Estimated useful life	35 years
Furniture, fixture and equipment
Property, plant and equipment, net
Estimated useful life	5 years
Motor Vehicles
Property, plant and equipment, net
Estimated useful life	5 years